Share capital and reserves - Classification (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Share capital and reserves
Balance at the beginning (in shares)	18,111,016
Issue of shares resulting from options exercise	39,473
Balance at the end (in shares)	18,150,489
Ordinary shares
Share capital and reserves
Balance at the end (in shares)	18,150,489
Share price	$ 0	$ 0